Changes in Carrying Amount of Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Goodwill [Line Items]
Balance-beginning of period	$ 250,342	$ 233,755
Goodwill acquired	18,956	17,107
Foreign currency translation	973	(520)
Balance-end of period	270,678	250,342
IPI
Goodwill [Line Items]
Balance-beginning of period	17,514
Goodwill adjustment for prior year acquisition - IPI	407
Balance-end of period		17,514
II-VI Laser Solutions
Goodwill [Line Items]
Balance-beginning of period	79,527	84,105
Goodwill acquired	18,956
Segment realignment		(4,653)
Foreign currency translation	254	75
Balance-end of period	98,737	79,527
II-VI Photonics
Goodwill [Line Items]
Balance-beginning of period	108,544	96,760
Goodwill acquired		17,107
Segment realignment		(4,728)
Foreign currency translation	719	(595)
Balance-end of period	109,670	108,544
II-VI Photonics | IPI
Goodwill [Line Items]
Goodwill adjustment for prior year acquisition - IPI	407
II- VI Performance Products
Goodwill [Line Items]
Balance-beginning of period	62,271	52,890
Segment realignment		9,381
Balance-end of period	$ 62,271	$ 62,271